OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
OTHER CURRENT LIABILITIES
Payable for purchase of property, plant and equipment	$ 129,593,972	$ 84,832,129
Provision for firm purchase commitment loss		3,940,000
Other payables	33,142,811	26,196,708
Other current liabilities	$ 162,736,783	$ 114,968,837